OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
OTHER NON-CURRENT ASSETS
Schedule of Other Non-current Assets

	As of
	June 30, 2021	December 31, 2020
	RMB	RMB
	Unaudited
Prepaid long-term deposit and loans to lock-up an equity interest investment (Note i)	92,865	89,929
Long-term receivables from Jinghan Taihe (Note ii)	13,723	13,723
Long-term restricted cash (Note iii)	19,168	19,373
Long-term lease deposits	3,521	3,603
Equity method investments	1,736	1,740
Long-term subsidy receivable (Note 7(iii))	5,407	6,577
Others	4,366	4,122
Total	140,786	139,067